Subsequent events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent events

19. Subsequent events

On January 3, 2024, the Company approved new awards to a non-employee director amounting to 4,884 shares of incentive stock.

On January 3, 2024, and January 26, 2024, respectively, Mary was renamed to Colombia Express and Beethoven was renamed to GSL Chloe.

From January 1, 2024, and up to March 15, 2024, the Company repurchased a total of 242,372 common shares for a total investment of $4,812.

In February 2024, the Company declared a dividend of $0.375 per Class A common share from the earnings of the fourth quarter of 2023 to be paid on March 6, 2024, to common shareholders of record as of February 22, 2024.